Variable Portfolio-Nuveen Winslow Large Cap Growth Fund

Supplement dated March 22, 2013 (“Supplement”) to the Prospectus and Statement of Additional Information (SAI) dated May 1, 2012, each as supplemented

Effective March 31, 2013, Patrick M. Burton will become a portfolio manager of the Fund. Effective July 1, 2013, R. Bart Wear will no longer serve as a portfolio manager to the Fund. Clark J. Winslow and Justin H. Kelly will continue to serve as portfolio managers to the Fund.

Effective March 31, 2013, the list of portfolio managers presented under the caption Fund Management in the Summary of VP – Nuveen Winslow Large Cap Growth Fund is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Managed Fund Since
Clark J. Winslow	Chief Executive Officer	November 2010
Justin H. Kelly, CFA	Chief Investment Officer	November 2010
Patrick M. Burton, CFA	Managing Director	March 2013
R. Bart Wear, CFA	Senior Managing Director	November 2010

The Portfolio Managers responsible for the day-to-day management of the Fund, as described under the section “Portfolio Management” in the More Information About the Fund section, is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Clark J. Winslow

•	Managed the Fund since November 2010.
•	Chief Executive Officer.
•	Founded Winslow Capital in 1992.
•	Began investment career in 1966.
•	BA, Yale University; MBA, Harvard Business School.

Justin H. Kelly, CFA

•	Managed the Fund since November 2010.
•	Chief Investment Officer.
•	Started at Winslow Capital in 1999.
•	Began investment career in 1992.
•	BS, Babson College.

Patrick M. Burton, CFA

•	Managed the Fund since March 2013.
•	Managing Director and Portfolio Manager.
•	Joined Winslow Capital in 2010 and has 29 years of experience in the securities industry.
•

Prior to joining Winslow Capital, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup Investments from 1999 to 2009.

•	BS, University of Minnesota.

R. Bart Wear, CFA

•	Managed the Fund since November 2010.
•	Senior Managing Director and Portfolio Manager.
•	Started at Winslow Capital in 1997.
•	Began investment career in 1982.
•	BS, Arizona State University.

The remainder of the section remains unchanged.

Effective March 31, 2013, Table 10. Portfolio Managers, in the section entitled “Service Providers – Investment Management Services” in the SAI for the above mentioned funds is superseded and replaced as follows:

Portfolio Managers. For all funds other than money market funds, the following table provides information about the funds’ portfolio managers as of Dec. 31, 2011, unless otherwise noted below. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

		Other Accounts Managed (excluding the fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
Nuveen Winslow	Clark J. Winslow	10 RICs	$17.56 billion	5 other accounts ($639 M)	(19)	(S)
Large Cap	Justin H. Kelly	8 PIVs	$1.15 billion
Growth	R. Bart Wear	1,516 other accounts	$8.35 billion
	Patrick M. Burton(c)	9 RICs 7 PIVs 1,978 other accounts	$21.33 billion $1.92 billion $9.08 billion	5 other accounts ($704 M)

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of December 31, 2012.

The rest of this section remains the same.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

S-6546-30 A (3/13)